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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, NY 10010
                                        Bus: 212-576-7558
                                        Fax: 212-576-8339
                                        E-Mail: charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        Assistant General Counsel

VIA EDGAR

February 13, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Annuity Separate Account-IV
         Form N-4 Registration Statement
         File Nos. 333-106806 and 811-21397
         CIK #0001209501

Gentlemen:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation ("NYLIAC") and NYLIAC Variable Annuity Separate Account-IV is Post-Effective Amendment No. 10 to the registration statement on From N-4 under the Securities Act of 1933 ("1933 Act") and Amendment No. 17 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Elite Variable Annuity, New York LifeElite Variable Annuity (formerly MainStay Elite Variable Annuity) and New York Life Premium Plus Elite Variable Annuity. The Amendment contains three Prospectuses along with exhibits to the amendment, which are either submitted or incorporated thereto by reference.

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act for the purpose of noting the increase in the current charge for the Investment Protection Plan Rider. We previously filed prospectus supplements pursuant to Rule 497 for the variable annuity contracts referenced above to disclose the Investment Protection Plan Rider current charge increase. No material changes were made to the Prospectuses contained in the Amendment other than those necessary to disclose the increase in the current charge for the Investment Protection Plan Rider.


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Securities and Exchange Commission
February 13, 2009

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If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

                                              Very truly yours,



                                              /s/ Charles A. Whites, Jr.
                                              --------------------------
                                              Charles A. Whites, Jr.
                                              Assistant General Counsel

Enclosures